Accounts payable and other liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable and other liabilities
6. Accounts payable and other liabilities
Accounts payable and other liabilities consist of the
following
(in thousands):

	December 31,
	2022	2021

Trade accounts payable	$478	$526
Accrued clinical and preclinical expenses	4,360	2,399
Accrued compensation and vacation	3,539	3,263
Other accrued liabilities	1,170	1,227

	$9,547	$7,415